Related Party Transactions, Founder Shares (Q2) (Details) - USD ($)				1 Months Ended	6 Months Ended
	Mar. 02, 2021	Jan. 04, 2021	Jan. 04, 2021	Feb. 28, 2021	Jun. 30, 2021	Dec. 31, 2020
Private Placement [Abstract]
Gross proceeds from private placement					$ 4,990,000
Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, par value (in dollars per share)		0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Sponsor [Member] | Private Placement [Member]
Private Placement [Abstract]
Shares issued (in shares)	499,000		460,000
Share price (in dollars per share)	$ 10.00	10.00	$ 10.00
Gross proceeds from private placement	$ 5,000,000.0		$ 4,600,000
Sponsor [Member] | Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Number of trading days			20 days		20 days
Trading day threshold period			30 days		30 days
Sponsor [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)		$ 12.00	$ 12.00		$ 12.00
Threshold period after initial Business Combination			150 days		150 days
Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of common stock		$ 25,000
Shares issued (in shares)		3,737,500	3,737,500
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ownership interest, as converted percentage		20.00%	20.00%		20.00%
Number of shares no longer subject to forfeiture (in shares)	487,500
Period to not transfer, assign or sell Founder Shares			1 year		1 year
Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)		487,500	487,500
Independent Director Nominees [Member]
Founder Shares [Abstract]
Shares issued (in shares)				90,000